Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Changes in Operating Assets and Liabilities
a)The changes in operating assets and liabilities for the years ended December 31, 2017, 2016, and 2015, are as follows:

	Year Ended December 31,
	2017	2016	2015
Accounts receivable	(1,925)	96,497	(6,488)
Prepaid expenses and other	2,608	9,690	(10,607)
Accounts payable	(14,499)	(10,705)	(24,727)
Accrued liabilities and other	120,383	(57,149)	29,531
	106,567	38,333	(12,291)